CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents	$ 1,427,651	$ 329,848	$ 486,792
Restricted cash	253	252	16,301
Accounts receivable, trade (less allowance for doubtful accounts of $13,420 and $11,677)	330,761	370,765	349,626
Prepaid expenses and other current assets (including a prepayment to an affiliate of $19,563 in 2017) (See Note 14)	142,366	130,425	102,219
Amounts due from affiliates	21,146	19,764	22,182
Investment securities pledged as collateral		0	741,515
Derivative contracts	9,211	52,545	352
Total current assets	1,931,388	903,599	1,718,987
Property, plant and equipment, net of accumulated depreciation of $2,599,579 and $1,039,297	5,819,544	6,023,826	6,597,635
Investment in affiliates		930	5,606
Investment securities pledged as collateral	1,467,781	1,720,357	741,515
Derivative contracts	63,343	0	10,604
Other assets	122,786	57,904
Other assets (including a prepayment to an affiliate of $6,539 in 2017) (See Note 14)		56,974	58,806
Amortizable intangible assets, net of accumulated amortization	4,834,637	5,066,454	6,352,644
Indefinite-lived cable television franchises	13,020,081	13,020,081	13,020,081
Goodwill	8,019,849	8,019,861	7,992,700
Total assets	35,279,409	34,812,082	36,498,578
Current Liabilities:
Accounts payable	725,625	795,128	705,672
Accrued liabilities:
Interest	296,400	397,422	576,778
Employee related costs	104,824	147,727	232,864
Other accrued expenses	318,098	411,988	352,315
Amounts due to affiliates	11,078	10,998	127,363
Deferred revenue	122,395	111,197	101,794
Liabilities under derivative contracts	9,211	52,545	13,158
Collateralized indebtedness		0	622,332
Credit facility debt	53,900	42,650	33,150
Senior notes and debentures	1,042,143	507,744	926,045
Capital lease obligations	7,699	9,539	15,013
Notes payable	69,084	33,424	5,427
Total current liabilities	2,760,457	2,520,362	3,711,911
Defined benefit plan obligations	97,908	103,163	84,106
Notes payable to affiliates and related parties		0	1,750,000
Other liabilities	131,565	144,289	113,485
Deferred tax liability	4,729,578	4,769,286	7,971,500
Liabilities under derivative contracts	114,319	187,406	78,823
Collateralized indebtedness	1,351,271	1,349,474	663,737
Credit facility debt	5,636,102	4,600,873	3,411,640
Senior guaranteed notes		2,291,185	2,289,494
Senior notes and debentures		13,061,503	14,291,786
Capital lease obligations	11,869	12,441	13,142
Notes payable	34,003	32,478	8,299
Deficit investments in affiliates	12,891	3,579	0
Total liabilities	29,647,786	29,076,039	34,387,923
Commitments and contingencies
Redeemable equity	234,637	231,290	68,147
Stockholders' Equity:
Preferred stock, $.01 par value, 100,000,000 shares authorized, no shares issued and outstanding at December 31, 2017	0	0	0
Paid-in capital	4,682,646	4,665,229	3,003,554
Retained earnings (accumulated deficit)	713,848	840,636	(963,312)
Total stockholders' equity before accumulated other comprehensive Income and non-controlling interest	5,403,865	5,513,236	2,040,242
Accumulated other comprehensive income (loss)	(8,420)	(10,022)	1,979
Total stockholders' equity	5,395,445	5,503,214	2,042,221
Noncontrolling interest	1,541	1,539	287
Total stockholders' equity	5,396,986	5,504,753	2,042,508
Total liabilities and stockholders' equity	35,279,409	34,812,082	36,498,578
Common Class A
Stockholders' Equity:
Common stock	2,470	2,470	0
Common Class B
Stockholders' Equity:
Common stock	4,901	4,901	0
Common Class C
Stockholders' Equity:
Common stock	0	0	0
Undesignated Common Stock
Stockholders' Equity:
Common stock		0	0
Customer relationships
Current Assets:
Amortizable intangible assets, net of accumulated amortization	4,367,742	4,561,863	5,345,608
Trade names
Current Assets:
Amortizable intangible assets, net of accumulated amortization	442,807	478,509	983,386
Amortizable intangible assets
Current Assets:
Amortizable intangible assets, net of accumulated amortization	$ 24,088	$ 26,082	$ 23,650